Employee future benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined contribution pension plans
Number of defined contribution plans	2
Matching contribution to employees' 5% contribution	100.00%	100.00%
Employer matching contribution over 5% of employee's contribution	80.00%	80.00%
Employer maximum matching contribution (in percent)	5.80%	5.80%
Total defined contribution pension plan costs	$ 3.5	$ 2.2	$ 0.8
Total retirement benefit plan pension plan costs	8.1	5.2	2.7
Obligation for defined benefit pension plans	14.7	8.8	3.7
Pension plans
Defined contribution pension plans
Total retirement benefit plan pension plan costs	3.1	1.9	$ 0.8
Contribution Pension Plans
Defined contribution pension plans
Total defined contribution pension plan costs	$ 1.4	$ 0.3
Minimum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	3.00%
Maximum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	6.00%
Employees' contribution 100% matched (as a per cent)	5.00%	5.00%